Investments in Associates 4 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of associates [line items]
Effective percentage of ownership		20.00%
Book value		₩ 6,704,754		₩ 6,176,889		₩ 5,844,464
Korea Gas Corporation
Disclosure of associates [line items]
Net assets		₩ 10,826,356		₩ 9,826,038
Effective percentage of ownership		21.66%	[1]	20.47%	[2]
Share in net assets		₩ 2,344,989		₩ 2,011,390
Investment differential		0		0
Intercompany transaction		0		0
Others		(55,685)		(40,747)
Book value		2,289,304	[3]	1,970,643		2,085,296
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 104,056		₩ 101,723
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 30,177		₩ 29,500
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		30,177		29,500		31,078
YTN Co., Ltd.
Disclosure of associates [line items]
Net assets				₩ 244,080
Effective percentage of ownership	[2]			21.43%
Share in net assets				₩ 52,303
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		52,303	[4]	55,027
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 77,631		₩ 79,682
Effective percentage of ownership		15.00%	[1]	15.00%	[2]
Share in net assets		₩ 11,644		₩ 11,952
Investment differential		49		49
Intercompany transaction		0		0
Others		0		0
Book value		11,693	[5]	12,001	[5]	12,158
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 403,558		₩ 407,491
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 117,033		₩ 118,173
Investment differential		0		0
Intercompany transaction		0		0
Others		(29,640)		0
Book value		87,393		118,173		119,791
Korea Power Exchange
Disclosure of associates [line items]
Net assets		₩ 273,962		₩ 274,286
Effective percentage of ownership		100.00%	[1]	100.00%	[2]
Share in net assets		₩ 273,962		₩ 274,286
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		273,962	[6]	274,286	[6]	275,126
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 16,086		₩ 16,043
Effective percentage of ownership		67.25%	[1]	67.25%	[2]
Share in net assets		₩ 10,818		₩ 10,788
Investment differential		2,741		2,742
Intercompany transaction		0		0
Others		0		0
Book value		13,559	[7]	13,530	[7]	13,049
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 465,879		₩ 403,701
Effective percentage of ownership		6.85%	[1]	6.85%	[2]
Share in net assets		₩ 31,913		₩ 27,654
Investment differential		0		0
Intercompany transaction		0		0
Others		(820)		(820)
Book value		31,093	[5]	26,834	[5]	26,727
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 8,017		₩ 11,828
Effective percentage of ownership		27.00%	[1]	27.00%	[2]
Share in net assets		₩ 2,165		₩ 3,194
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,165		3,194		2,883
SPC Power Corporation
Disclosure of associates [line items]
Net assets		₩ 283,089		₩ 258,764
Effective percentage of ownership		38.00%	[1]	38.00%	[2]
Share in net assets		₩ 107,574		₩ 98,330
Investment differential		0		0
Intercompany transaction		0		0
Others		0		(19,399)
Book value		107,574	[8]	78,931	[9]	70,868
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,498,612		₩ 2,317,545
Effective percentage of ownership		42.00%	[1]	42.00%	[2]
Share in net assets		₩ 1,049,417		₩ 973,369
Investment differential		0		0
Intercompany transaction		0		0
Others		(321,079)		(267,557)
Book value		728,338		705,812		578,821
PT. Cirebon Electric Power
Disclosure of associates [line items]
Net assets		₩ 572,838		₩ 488,215
Effective percentage of ownership		27.50%	[1]	27.50%	[2]
Share in net assets		₩ 157,530		₩ 134,259
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		157,530		134,259		135,114
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (96,926)		₩ (84,988)
Effective percentage of ownership		14.63%	[1]	14.63%	[2]
Share in net assets		₩ (14,180)		₩ (12,434)
Investment differential		0		0
Intercompany transaction		0		0
Others		14,180		12,434
Book value		0	[10]	0	[10]	0
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (89,121)		₩ (78,143)
Effective percentage of ownership		14.63%	[1]	14.63%	[2]
Share in net assets		₩ (13,038)		₩ (11,432)
Investment differential		0		0
Intercompany transaction		0		0
Others		13,038		11,432
Book value		0	[10]	0	[10]	0
PT Wampu Electric Power
Disclosure of associates [line items]
Net assets		₩ 85,366		₩ 75,120
Effective percentage of ownership		46.00%	[1]	46.00%	[2]
Share in net assets		₩ 39,268		₩ 34,555
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		39,268		34,555		37,743
PT. Bayan Resources TBK
Disclosure of associates [line items]
Net assets		₩ 3,238,297		₩ 2,428,465
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 647,659		₩ 485,693
Investment differential		146,097		209,894
Intercompany transaction		0		0
Others		(76,380)		(76,380)
Book value		717,376		619,207		684,719
S-Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 370,303		₩ 334,591
Effective percentage of ownership		49.00%	[1]	49.00%	[2]
Share in net assets		₩ 181,448		₩ 163,950
Investment differential		0		0
Intercompany transaction		(1,076)		(1,185)
Others		0		0
Book value		180,372		162,765		141,128
Pioneer Gas Power Limited
Disclosure of associates [line items]
Net assets				₩ (257,311)
Effective percentage of ownership	[2]			38.50%
Share in net assets				₩ (99,058)
Investment differential				22,278
Intercompany transaction				0
Others				76,780
Book value		0		0		0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 435,809		₩ 469,397
Effective percentage of ownership		25.00%	[1]	25.00%	[2]
Share in net assets		₩ 108,953		₩ 117,349
Investment differential		305		305
Intercompany transaction		(946)		(987)
Others		(35,247)		(289)
Book value		73,065		116,378		115,584
PT. Mutiara Jawa
Disclosure of associates [line items]
Net assets		₩ 19,777		₩ 17,822
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 5,735		₩ 5,168
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		5,735		5,168		3,597
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Net assets				₩ (17,351)
Effective percentage of ownership	[2]			25.54%
Share in net assets				₩ (4,431)
Investment differential				0
Intercompany transaction				0
Others				4,431
Book value		0		0		0
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (13,223)		₩ (17,973)
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ (3,835)		₩ (5,212)
Investment differential		0		0
Intercompany transaction		0		0
Others		3,835		5,212
Book value		0		0		0
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,004,588		₩ 1,001,702
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 291,331		₩ 290,494
Investment differential		0		0
Intercompany transaction		(6,789)		(2,870)
Others		0		0
Book value		284,542		287,624		288,893
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 692,281		₩ 716,901
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 200,761		₩ 207,901
Investment differential		46,872		48,531
Intercompany transaction		(5,819)		(1,503)
Others		0		0
Book value		241,814		254,929	[11]	0
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 373,908		₩ 390,335
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 149,563		₩ 156,134
Investment differential		3,559		3,559
Intercompany transaction		(14,064)		(14,667)
Others		1		0
Book value		139,059		145,026		133,823
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,281		₩ 1,045
Effective percentage of ownership		28.00%	[1]	28.00%	[2]
Share in net assets		₩ 359		₩ 293
Investment differential		0		0
Intercompany transaction		0		0
Others		1		1
Book value		360		294		278
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 305,984		₩ 294,848
Effective percentage of ownership		34.01%	[1]	34.01%	[2]
Share in net assets		₩ 104,065		₩ 100,278
Investment differential		1,757		1,757
Intercompany transaction		(1,889)		(2,249)
Others		(12,582)		(12,583)
Book value		91,351	[12]	87,203	[12]	89,300
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Net assets		₩ 53,880		₩ 48,583
Effective percentage of ownership		5.16%	[1]	5.16%	[2]
Share in net assets		₩ 2,780		₩ 2,526
Investment differential		0		0
Intercompany transaction		0		0
Others		(2,780)		(2,526)
Book value		0	[5]	0	[5]	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,199		₩ 3,183
Effective percentage of ownership		46.59%	[1]	46.59%	[2]
Share in net assets		₩ 1,490		₩ 1,483
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,490		1,483		1,555
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 821,859		₩ 762,013
Effective percentage of ownership		34.00%	[1]	34.00%	[2]
Share in net assets		₩ 279,432		₩ 259,085
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		279,432		259,085		260,145
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 8,742		₩ 9,669
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 2,535		₩ 2,804
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,535		2,804		2,849
Hansuwon KNP Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,880		₩ 2,164
Effective percentage of ownership		28.98%	[1]	28.98%	[2]
Share in net assets		₩ 835		₩ 627
Investment differential		0		0
Intercompany transaction		0		0
Others		(161)		(160)
Book value		674		467		280
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 8,049		₩ 11,239
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 2,334		₩ 3,259
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,334		3,259		4,395
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Net assets		₩ 13,609		₩ 23,873
Effective percentage of ownership		98.09%	[1]	98.09%	[2]
Share in net assets		₩ 13,349		₩ 23,417
Investment differential		0		0
Intercompany transaction		0		0
Others		4		4
Book value		13,353	[13]	23,421	[13]	28,842
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 12,808		₩ 12,257
Effective percentage of ownership		9.90%	[1]	9.90%	[2]
Share in net assets		₩ 1,268		₩ 1,213
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,268	[14]	1,213	[14]	1,184
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Net assets				₩ 44
Effective percentage of ownership	[2]			28.00%
Share in net assets				₩ 12
Investment differential				0
Intercompany transaction				0
Others				(12)
Book value		0		0		12
Yaksu ESS Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 557		₩ 980
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 161		₩ 284
Investment differential		1		1
Intercompany transaction		0		0
Others		0		0
Book value		162		285
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Net assets		₩ 246,930		₩ 159,265
Effective percentage of ownership		68.88%	[1]	68.88%	[2]
Share in net assets		₩ 170,083		₩ 109,701
Investment differential		872		872
Intercompany transaction		0		0
Others		0		0
Book value		170,955		110,573
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 120,998		₩ 123,103
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 24,199		₩ 24,620
Investment differential		18		18
Intercompany transaction		0		0
Others		0		0
Book value		24,217		24,638		25,044
PND Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 5,455		₩ 4,677
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 1,582		₩ 1,356
Investment differential		154		154
Intercompany transaction		0		0
Others		(1)		0
Book value		1,735		1,510		1,403
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 43,574		₩ 40,699
Effective percentage of ownership		19.00%	[1]	19.00%	[2]
Share in net assets		₩ 8,279		₩ 7,733
Investment differential		214		214
Intercompany transaction		0		0
Others		0		0
Book value		8,493	[5]	7,947	[5]	7,631
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (406)		₩ 547
Effective percentage of ownership		9.63%	[1]	9.63%	[2]
Share in net assets		₩ (39)		₩ 53
Investment differential		300		300
Intercompany transaction		0		0
Others		(220)		(220)
Book value		41	[5]	133	[5]	156
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (4,050)		₩ (2,658)
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ (1,175)		₩ (771)
Investment differential		779		779
Intercompany transaction		0		0
Others		396		0
Book value		0		8		1,571
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 985		₩ 848
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 197		₩ 170
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		197		170		93
ITR Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (178)		₩ (10)
Effective percentage of ownership		8.70%	[1]	10.00%	[2]
Share in net assets		₩ (15)		₩ (1)
Investment differential		0		0
Intercompany transaction		0		0
Others		15		1
Book value		0	[15]	0	[15]	0
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Disclosure of associates [line items]
Net assets		₩ 1,771		₩ 1,691
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 354		₩ 338
Investment differential		53		53
Intercompany transaction		0		0
Others		0		0
Book value		407		391		366
Indeck Niles Development, LLC
Disclosure of associates [line items]
Net assets		₩ 529,874		₩ 482,200
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 264,936		₩ 241,100
Investment differential		101,361		90,074
Intercompany transaction		0		0
Others		4,673		4,227
Book value		370,970		335,401		302,038
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Net assets		₩ 179		₩ 278
Effective percentage of ownership		33.33%	[1]	33.33%	[2]
Share in net assets		₩ 60		₩ 93
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		60		93		94
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Net assets		₩ 12,487		₩ 13,258
Effective percentage of ownership		49.00%	[1]	49.00%	[2]
Share in net assets		₩ 6,119		₩ 6,496
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,119		6,496		6,932
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,089		₩ 2,318
Effective percentage of ownership		30.15%	[1]	33.05%	[2]
Share in net assets		₩ 630		₩ 766
Investment differential		0		0
Intercompany transaction		284		256
Others		0		0
Book value		914		1,022		919
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 10,999		₩ 10,998
Effective percentage of ownership		44.00%	[1]	44.00%	[2]
Share in net assets		₩ 4,839		₩ 4,839
Investment differential		316		316
Intercompany transaction		0		0
Others		0		0
Book value		5,155		5,155		5,133
Go deok Clean Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 13,253		₩ 11,807
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 5,301		₩ 4,723
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		5,301		4,723		4,420
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 199		₩ 474
Effective percentage of ownership		23.95%	[1]	23.95%	[2]
Share in net assets		₩ 48		₩ 114
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		48		114		177
SEP Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (73)		₩ (72)
Effective percentage of ownership		21.26%	[1]	21.26%	[2]
Share in net assets		₩ (15)		₩ (15)
Investment differential		0		0
Intercompany transaction		0		0
Others		15		15
Book value		0		0		0
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,390		₩ 1,296
Effective percentage of ownership		16.16%	[1]	16.49%	[2]
Share in net assets		₩ 225		₩ 214
Investment differential		0		0
Intercompany transaction		0		0
Others		(13)		0
Book value		212	[16]	214	[16]	220
Tronix Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,165		₩ 1,757
Effective percentage of ownership		12.50%	[1]	12.50%	[2]
Share in net assets		₩ 146		₩ 220
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		146	[16]	220	[16]	66
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (32)		₩ 105
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ (6)		₩ 21
Investment differential		0		0
Intercompany transaction		0		0
Others		6		0
Book value		0		21		36
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 11,389		₩ 11,637
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 2,278		₩ 2,328
Investment differential		494		494
Intercompany transaction		0		0
Others		0		0
Book value		2,772		2,822		2,562
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 28,951		₩ (5,723)
Effective percentage of ownership		27.31%	[1]	29.90%	[2]
Share in net assets		₩ 7,908		₩ (1,711)
Investment differential		0		24
Intercompany transaction		0		0
Others		0		1,687
Book value		7,908	[17]	0		0
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 10,805		₩ 9,921
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 3,133		₩ 2,877
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		3,133		2,877		2,591
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 43,993		₩ 39,089
Effective percentage of ownership		35.00%	[1]	35.00%	[2]
Share in net assets		₩ 15,398		₩ 13,681
Investment differential		739		739
Intercompany transaction		0		0
Others		0		0
Book value		16,137		14,420		13,010
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 27,933		₩ 25,269
Effective percentage of ownership		49.05%	[1]	49.05%	[2]
Share in net assets		₩ 13,701		₩ 12,394
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		13,701		12,394		8,951
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 832		₩ 819
Effective percentage of ownership		30.00%	[1]	30.00%	[2]
Share in net assets		₩ 250		₩ 246
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		250		246		872
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,371		₩ 2,163
Effective percentage of ownership		42.58%	[1]	42.58%	[2]
Share in net assets		₩ 1,010		₩ 921
Investment differential		20		20
Intercompany transaction		0		0
Others		0		0
Book value		1,030		941		859
Muan Solar park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 29,708		₩ 32,526
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 5,942		₩ 6,505
Investment differential		325		325
Intercompany transaction		0		0
Others		0		0
Book value		6,267		6,830		7,838
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,083		₩ 2,849
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 617		₩ 570
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		617		570		586
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 37,405		₩ 34,245
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 7,482		₩ 6,849
Investment differential		816		816
Intercompany transaction		0		0
Others		0		0
Book value		8,298		7,665		8,662
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)
Disclosure of associates [line items]
Net assets		₩ 32,284		₩ 30,506
Effective percentage of ownership		25.36%	[1]	25.36%	[2]
Share in net assets		₩ 8,186		₩ 7,735
Investment differential		44		44
Intercompany transaction		0		0
Others		0		0
Book value		8,230		7,779		4,485
G.GURU Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 140		₩ 676
Effective percentage of ownership		24.65%	[1]	24.65%	[2]
Share in net assets		₩ 34		₩ 167
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		34		167		300
UD4M Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 849		₩ 1,048
Effective percentage of ownership		14.29%	[1]	14.29%	[2]
Share in net assets		₩ 121		₩ 150
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		121		150		161
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,306		₩ 1,650
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 462		₩ 330
Investment differential		50		50
Intercompany transaction		0		0
Others		0		0
Book value		512		380
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,895		₩ 2,032
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 579		₩ 406
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		579		406
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 78		₩ 122
Effective percentage of ownership		29.37%	[1]	29.37%	[2]
Share in net assets		₩ 23		₩ 36
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		23		36		62
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 22,485		₩ 18,982
Effective percentage of ownership		41.00%	[1]	41.00%	[2]
Share in net assets		₩ 9,219		₩ 7,783
Investment differential		87		87
Intercompany transaction		0		0
Others		0		0
Book value		9,306		7,870		4,277
KOSTURE Co., Ltd.
Disclosure of associates [line items]
Net assets				₩ 174
Effective percentage of ownership	[2]			4.42%
Share in net assets				₩ 8
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		8	[5]	1
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 67,376		₩ 57,135
Effective percentage of ownership		34.00%	[1]	34.00%	[2]
Share in net assets		₩ 22,909		₩ 19,426
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		22,909		19,426		20,040
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 39,152		₩ 19,659
Effective percentage of ownership		45.00%	[1]	45.00%	[2]
Share in net assets		₩ 17,619		₩ 8,847
Investment differential		53		53
Intercompany transaction		0		0
Others		0		0
Book value		17,672		8,900		9,155
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,232		₩ 2,156
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 357		₩ 625
Investment differential		246		246
Intercompany transaction		0		0
Others		0		0
Book value		603	[18]	871	[18]	62
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Net assets		₩ 30,639		₩ 26,634
Effective percentage of ownership		30.00%	[1]	30.00%	[2]
Share in net assets		₩ 9,191		₩ 7,990
Investment differential		2,110		2,110
Intercompany transaction		0		0
Others		0		0
Book value		11,301		10,100		7,461
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 7,719		₩ 8,339
Effective percentage of ownership		25.00%	[1]	25.00%	[2]
Share in net assets		₩ 1,930		₩ 2,084
Investment differential		20		20
Intercompany transaction		0		0
Others		0		0
Book value		1,950		2,104		2,188
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 67,139		₩ 67,286
Effective percentage of ownership		55.00%	[1]	55.00%	[2]
Share in net assets		₩ 36,928		₩ 37,009
Investment differential		182		182
Intercompany transaction		0		0
Others		0		0
Book value		37,110	[13]	37,191	[19]	23,199
Boulder Solar III, LLC
Disclosure of associates [line items]
Net assets				₩ 1,929
Effective percentage of ownership	[2]			30.00%
Share in net assets				₩ 579
Investment differential				175
Intercompany transaction				0
Others				0
Book value				754
PlatformN. Co., Ltd
Disclosure of associates [line items]
Net assets		₩ (61)		₩ (210)
Effective percentage of ownership		29.58%	[1]	29.58%	[2]
Share in net assets		₩ (18)		₩ (62)
Investment differential		0		0
Intercompany transaction		0		0
Others		18		62
Book value		0		0		84
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Net assets		₩ 968,458		₩ 765,973
Effective percentage of ownership		10.00%	[1]	10.00%	[2]
Share in net assets		₩ 96,846		₩ 76,597
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		96,846	[20]	76,597	[20]	69,035
Green Radiation Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (142)		₩ 226
Effective percentage of ownership		10.00%	[1]	10.00%	[2]
Share in net assets		₩ (14)		₩ 23
Investment differential		3		3
Intercompany transaction		0		0
Others		11		0
Book value	[16]	0		26
Future Convergence Technology Laboratory. Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 107		₩ 177
Effective percentage of ownership		20.12%	[1]	20.12%	[2]
Share in net assets		₩ 22		₩ 36
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		22		36
Eco motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)
Disclosure of associates [line items]
Net assets		₩ 1,146		₩ 1,335
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 229		₩ 267
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		229		267		214
REC's Innovation Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,403		₩ 720
Effective percentage of ownership		11.04%	[1]	16.67%	[2]
Share in net assets		₩ 155		₩ 120
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		155	[14]	120	[14]	166
ACE
Disclosure of associates [line items]
Net assets		₩ 51		₩ 37
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 10		₩ 7
Investment differential		0		0
Intercompany transaction		(5)		(5)
Others		0		0
Book value		5		2		20
Environment and Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 31		₩ 89
Effective percentage of ownership		10.54%	[1]	10.54%	[2]
Share in net assets		₩ 3		₩ 9
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		3	[16]	9	[16]	10
Santiago Solar Power SpA
Disclosure of associates [line items]
Net assets		₩ 13,924		₩ 23,538
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 6,961		₩ 11,769
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,961		11,769		13,373
Yanggu Floating Photovoltaic Power Plant Inc.
Disclosure of associates [line items]
Net assets		₩ 2,918		₩ 2,622
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 846		₩ 760
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		846		760		903
Power Embedded
Disclosure of associates [line items]
Net assets		₩ 288		₩ 296
Effective percentage of ownership		23.33%	[1]	23.33%	[2]
Share in net assets		₩ 67		₩ 69
Investment differential		1		1
Intercompany transaction		0		0
Others		0		0
Book value		68		70		0
Changwon SG Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,550		₩ 4,089
Effective percentage of ownership		18.78%	[1]	18.78%	[2]
Share in net assets		₩ 667		₩ 768
Investment differential		15		15
Intercompany transaction		0		0
Others		0		0
Book value		682	[16]	783	[16]	0
Donpyung Technology. Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,532		₩ 1,396
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 306		₩ 279
Investment differential		0		0
Intercompany transaction		(25)		(25)
Others		0		0
Book value		281		254		0
HORANG ENERGY Inc.
Disclosure of associates [line items]
Net assets		₩ 8,959		₩ 9,813
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 3,584		₩ 3,925
Investment differential		224		224
Intercompany transaction		0		0
Others		0		0
Book value		3,808		4,149		0
Hoenggye Renewable Energy Co., Ltd
Disclosure of associates [line items]
Net assets		₩ (736)		₩ (1,028)
Effective percentage of ownership		36.12%	[1]	36.10%	[2]
Share in net assets		₩ (266)		₩ (370)
Investment differential		2,375		2,270
Intercompany transaction		0		0
Others		266		475
Book value		2,375		2,375		0
Haman Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 8,029		₩ 8,516
Effective percentage of ownership		35.00%	[1]	35.00%	[2]
Share in net assets		₩ 2,810		₩ 2,981
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,810		2,981		0
Songsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 13,062		₩ 13,754
Effective percentage of ownership		60.00%	[1]	60.00%	[2]
Share in net assets		₩ 7,837		₩ 8,252
Investment differential		71		71
Intercompany transaction		0		0
Others		0		0
Book value		7,908	[21]	8,323	[22]	₩ 0
SkyPic Inc.
Disclosure of associates [line items]
Net assets		₩ 130
Effective percentage of ownership	[1]	20.00%
Share in net assets		₩ 26
Investment differential		0
Intercompany transaction		0
Others		0
Book value		26		0
HyChangwon Fuel Cell. Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 22,901
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 9,161
Investment differential		117
Intercompany transaction		0
Others		0
Book value		9,278		0
Dreams Co.,Ltd.
Disclosure of associates [line items]
Net assets		₩ 50
Effective percentage of ownership	[1]	11.00%
Share in net assets		₩ 6
Investment differential		5
Intercompany transaction		0
Others		0
Book value		11	[16]	0
DEEPAI Co.,Ltd.
Disclosure of associates [line items]
Net assets		₩ 364
Effective percentage of ownership	[1]	1.32%
Share in net assets		₩ 5
Investment differential		6
Intercompany transaction		0
Others		0
Book value		11	[16],[23]	0
Amaala Sustainable Company for Energy LLC
Disclosure of associates [line items]
Net assets		₩ 196
Effective percentage of ownership	[1]	10.00%
Share in net assets		₩ 20
Investment differential		0
Intercompany transaction		0
Others		(2)
Book value		₩ 18	[20]	₩ 0

[1]	The percentage of ownership shown above is an effective percentage of ownership including the treasury stocks and others.
[2]	The percentage of ownership shown above is after considering the treasury stocks and others.
[3]	The effective percentage of ownership is 21.66%, considering hybrid bonds.
[4]	The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2023.
[5]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[6]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[7]	The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.
[8]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[9]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[10]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[11]	The effective percentage of ownership changed due to the disproportionate capital reduction of financial investors during the year ended December 31, 2023.
[12]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[13]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[14]	Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.
[15]	Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.
[16]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.
[17]	During the year ended December 31, 2024, the long-term loan to Bigeum Resident Photovoltaic Power Co., Ltd. was converted into equity.
[18]	The effective percentage of ownership increased due to the disproportionate paid-in capital increase.
[19]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2023. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[20]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.
[21]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[22]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[23]	The effective ownership interest is 1.32%, considering convertible redeemable preferred shares.